Notes Payable - Summary of Notes Payable (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Long Term Notes And Loans [Abstract]
Notes payable	$ 24,477
Accretion related to final payment	24
Notes payable, long term	$ 24,501